SIGNIFICANT ACCOUNTING POLICIES (Schedule of Weighted Average Assumptions Used to Calculate Fair Value of Company's Stock Options) (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk free interest rate	3.73%	3.89%	4.87%
Dividend yields	0.00%	0.00%	0.00%
Expected volatility	36.00%	37.00%	34.00%
Weighted average expected term from grant date (in years)	3 years 11 months 4 days	3 years 4 months 28 days	3 years 4 months 20 days
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk free interest rate	0.00%
Dividend yields	0.00%	0.00%	0.00%
Expected volatility	0.00%
Weighted average expected term from grant date (in years)	0 years
Restricted Stock Units (RSUs) [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk free interest rate		3.88%	4.06%
Expected volatility		32.02%	29.83%
Weighted average expected term from grant date (in years)		3 years	3 years
Restricted Stock Units (RSUs) [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk free interest rate		4.02%	4.16%
Expected volatility		35.35%	35.23%
Weighted average expected term from grant date (in years)		5 years 1 month 28 days	5 years 1 month 28 days